DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Amounts Reclassified from Reserves to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Effective portion of changes in fair value taken to other comprehensive income	£ (2,279)	£ 730	£ 1,209
Reclassification adjustments on cash flow hedges, before tax	(621)	(496)	£ (608)
Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(2,080)	355
Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	2,071	(1,437)
Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(758)	641
Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(15)	60
Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	1,873	(510)
Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	767	(141)
Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(110)	33
Interest rate | Fair value hedges | Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	207	570
Interest rate | Fair value hedges | Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(23)	(32)
Interest rate | Fair value hedges | Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Hedge ineffectiveness recognised in the income statement	(7)	9
Interest rate | Cash flow hedges | Customer loans
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(2,286)	285
Hedge ineffectiveness recognised in the income statement	(43)	(7)
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	(456)	(377)
Interest rate | Cash flow hedges | Central bank balances
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	(695)	97
Hedge ineffectiveness recognised in the income statement	(27)	5
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	(180)	(79)
Interest rate | Cash flow hedges | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	52	(22)
Hedge ineffectiveness recognised in the income statement	1	0
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	30	23
Foreign exchange | Cash flow hedges | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income		(129)
Hedge ineffectiveness recognised in the income statement		0
Hedged item affected income statement		(62)
Foreign exchange | Cash flow hedges | Foreign currency issuance | Foreign currency issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	1
Hedge ineffectiveness recognised in the income statement	0
Hedged cashflows will no longer occur	3	(6)
Hedged item affected income statement	(18)
Foreign exchange | Cash flow hedges | Customer deposits | Customer deposits
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of amounts reclassified from reserves to income statement [Line Items]
Gain (loss) recognised in other comprehensive income	28	3
Hedge ineffectiveness recognised in the income statement	0	0
Hedged cashflows will no longer occur	0	0
Hedged item affected income statement	£ 0	£ 5